INCOME TAXES	12 Months Ended
Jan. 31, 2022
INCOME TAXES

16. INCOME TAXES

A reconciliation of income taxes at statutory rate is as follows:

	Year ended January 31,
	2022	2021
		(restated)*
Net loss before tax	$(1,622,000)	$(210,654)
Statutory income tax rate	27%	21%
Expected income tax recovery at statutory income tax rates	(438,000)	(44,000)
Non-deductible expenditures	90,924	-
Difference in foreign tax rates, foreign exchange	-	5,112
Other	(136,333)	(57,571)
Adjustment to prior year provisions versus statutory tax returns	39,409	72,907
Change in valuation allowance	444,000	23,552
Income tax recovery	$-	$-

*	Restated for change in presentation currency (Notes 2(c) and 5)

RED METAL RESOURCES LTD. NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Expressed in Canadian Dollars)

The Company’s deferred tax assets and liabilities are comprised of the following:

	Year ended January 31,
	2022	2021
		(restated)*
Deferred tax assets (liabilities):
Federal loss carryforwards	$1,267,000	$1,010,000
Foreign loss carryforwards	1,359,000	1,206,000
Mineral properties	38,000	38,000
	2,664,000	2,254,000
Valuation allowance	(2,664,000)	(2,254,000)
Net deferred tax asset	$-	$-

*	Restated for change in presentation currency (Notes 2(c) and 5)

The Company has approximately $5,704,000 in net operating loss carry forwards that may be offset against future taxable income, which may be used to reduce future taxable income and expire in the years 2034 - 2042. The Company also has approximately $5,035,000 of Chilean tax losses. The Chilean tax losses can be carried forward indefinitely.